SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Advance to related parties	$ 101,979	$ 83,102	$ 19,055
Other Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]		Advance to related parties	Advance to related parties
Chengdu Aixin International travel service Co, Ltd	558,648	$ 236,882	$ 1,947,154
Advance to related parties	$ 558,648	$ 236,882	$ 1,947,154
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advance to related parties	$ 11,584	$ 9,708	$ 4,583
Sichuan Aixin Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Advance to related parties	9,478	145	4,237
Chengdu Fuxiang Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Advance to related parties	24,925	26,125
Chengdu Wenjiang District Heneng Hupu Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Advance to related parties	30,451	34,622
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advance to related parties	24,900	12,502	10,235
Quanzhong Lin [Member]
Related Party Transaction [Line Items]
Chengdu Aixin International travel service Co, Ltd	316,840	140,644	1,822,705
Yirong Shen [Member]
Related Party Transaction [Line Items]
Chengdu Aixin International travel service Co, Ltd	90,279	89,892	97,292
Branch Manager [Member]
Related Party Transaction [Line Items]
Chengdu Aixin International travel service Co, Ltd			1,667
Chengdu Aixin E-Commerce Company Ltd. [Member]
Related Party Transaction [Line Items]
Chengdu Aixin International travel service Co, Ltd			15,378
Chengdu Aixin International travel service Co, Ltd [Member]
Related Party Transaction [Line Items]
Chengdu Aixin International travel service Co, Ltd	5,222	6,346	2,388
Aixin Life Beauty [Member]
Related Party Transaction [Line Items]
Chengdu Aixin International travel service Co, Ltd			$ 7,724
Chengdu Cigu Foshou Pharmacy [Member]
Related Party Transaction [Line Items]
Advance to related parties	258
Mianyang Aixin Cunshan Pharmacy [Member]
Related Party Transaction [Line Items]
Advance to related parties	383
Yunnan Shengshengyuan [Member]
Related Party Transaction [Line Items]
Chengdu Aixin International travel service Co, Ltd	138,331
Yun Chen [Member]
Related Party Transaction [Line Items]
Chengdu Aixin International travel service Co, Ltd	7,281
Chengdu Lisheng Huiren Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Chengdu Aixin International travel service Co, Ltd	$ 695